Other Accrued Liabilities	6 Months Ended
Jun. 30, 2021
Payables and Accruals [Abstract]
Other Accrued Liabilities

Note 11

Other Accrued Liabilities:

Other accrued liabilities consisted of the following as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
	(unaudited)

Professional consultants’ expenses	$327,114	$402,691
Vendor liabilities	177,230	177,230
Payroll related liabilities	70,242	13,990
Related party expenses	63,859	56,842
Accrued board fees	56,795	-

Total other accrued liabilities	$695,240	$650,753